Acquisition of the Mineral Sands Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2012	Dec. 31, 2012	Mar. 31, 2013
Retained ownership interest of Exxaro and its subsidiaries			26.00%
Percentage of outstanding voting securities of Tronox Limited				50.00%
Percentage of outstanding voting securities of Tronox Limited			50.00%
Net assets acquired over fair value		$ 1,061	$ 185
Gain on bargain purchase			1,055
Transaction cost			95
Reorganization income impact	613
Impact of adjusted bargain purchase gain			$ 1,055
Class B common stock
Retained ownership interest of Exxaro and its subsidiaries			26.00%
Number of Class B Shares			9,950,856
Tronox Incorporated stockholders
Cash for each share of Tronox Incorporated common stock			$ 12.50
Tiwest Joint Venture
Percentage of outstanding voting securities of Tronox Limited			50.00%
Percentage of outstanding voting securities of Tronox Limited			100.00%